CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Cash on hand and balances with banks	$ 269.8	$ 386.8
Short-term deposits	148.3	144.7
Total cash and cash equivalents	$ 418.1	$ 531.5	$ 1,210.9